Redeemable Noncontrolling Interests - Additional Information (Detail) - Aipu Group $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2017 shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2015 Tranche	May 31, 2014
Redeemable Noncontrolling Interest [Line Items]
Business acquisition, equity interests acquired					50.00%
Number of tranches | Tranche				3
Business acquisition, equity interests held by non controlling interest holders maximum percentage of eligible shares to be put each year by option exercise right			11.00%	28.00%
Number of shares transferred | shares	2
Description of ownership after transfer of shares		However, as the Written Put Option outstanding is legally detachable and separately exercisable from the 50% minus one share of equity interest in Aipu Group held by the Company, the Written Put Option qualifies as a freestanding financial instrument as defined under ASC 480 is accounted for as a derivative liability pursuant to ASC 815.
Ownership percentage after transaction		50.00%
Floor
Redeemable Noncontrolling Interest [Line Items]
Financial and operational performance targeted amount used to compute put option exercise price		$ 700,000
Ceiling
Redeemable Noncontrolling Interest [Line Items]
Financial and operational performance targeted amount used to compute put option exercise price		$ 800,000